Prudential Investments

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

June 19, 2008

United States Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:                              Definitive Proxy Materials for

Dryden Government Securities Trust—Money Market Series

Ladies and Gentlemen:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 definitive proxy materials in connection with a special meeting of shareholders scheduled for August 15, 2008 (the “Meeting”).  These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Vice President & Corporate Counsel